CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1,196	$ 30,146,728	$ (247,165)	$ (27,550,126)	$ 2,350,634
Beginning balance, shares at Dec. 31, 2021	12,492,050
Shares issued for cash	$ 14	1,265,986			1,266,000
Shares issued for cash, shares	142,158
Shares issued for services	$ 40	3,539,960			3,540,000
Shares issued for services, shares	397,505
Retirement of shares		(247,165)	247,165
Retirement of shares, shares	(110,762)
Warrants converted to shares	$ 2	107,498			110,000
Warrants converted to shares, shares	24,704
Warrants issued for services		10,841,695			10,841,695
Net loss				(19,179,693)	(19,179,693)
Ending balance, value at Mar. 31, 2022	$ 1,252	49,063,261	0	(46,729,819)	2,337,195
Ending balance, shares at Mar. 31, 2022	12,945,655
Beginning balance, value at Dec. 31, 2021	$ 1,196	30,146,728	(247,165)	(27,550,126)	2,350,634
Beginning balance, shares at Dec. 31, 2021	12,492,050
Net loss					(34,631,239)
Ending balance, value at Sep. 30, 2022	$ 1,414	68,923,306	0	(62,181,365)	6,743,355
Ending balance, shares at Sep. 30, 2022	14,555,133
Beginning balance, value at Mar. 31, 2022	$ 1,252	49,063,261	0	(46,729,819)	2,337,195
Beginning balance, shares at Mar. 31, 2022	12,945,655
Shares issued for cash	$ 8	685,477			685,485
Shares issued for cash, shares	76,974
Shares issued for services	$ 2	179,998			180,000
Shares issued for services, shares	20,212
Warrants converted to shares	$ 10	382,490			382,500
Warrants converted to shares, shares	99,376
Warrants issued for services		8,278,691			8,278,691
Net loss				(9,802,837)	(9,802,837)
Ending balance, value at Jun. 30, 2022	$ 1,272	58,589,917	0	(56,532,656)	2,061,034
Ending balance, shares at Jun. 30, 2022	13,142,217
Shares issued for cash	$ 19	1,319,981			1,320,000
Shares issued for cash, shares	185,278
Shares issued for services	$ 10	899,990			900,000
Shares issued for services, shares	101,061
Warrants converted to shares	$ 113	4,758,212			4,755,824
Warrants converted to shares, shares	1,126,578
Warrants issued for services		3,355,206			3,355,206
Net loss				(5,648,709)	(5,648,709)
Ending balance, value at Sep. 30, 2022	$ 1,414	68,923,306	0	(62,181,365)	6,743,355
Ending balance, shares at Sep. 30, 2022	14,555,133
Beginning balance, value at Dec. 31, 2022	$ 1,957	70,541,095	0	(65,739,723)	4,803,329
Beginning balance, shares at Dec. 31, 2022	19,566,839
Shares issued for services	$ 137	2,396,677			3,116,814
Shares issued for services, shares	1,374,197
Warrants issued for services		1,111,706			1,111,706
Stock based compensation		122,391			122,391
Net loss				(7,868,244)	(7,868,244)
Ending balance, value at Mar. 31, 2023	$ 2,094	74,171,869	0	(73,607,967)	1,285,996
Ending balance, shares at Mar. 31, 2023	20,941,036
Beginning balance, value at Dec. 31, 2022	$ 1,957	70,541,095	0	(65,739,723)	4,803,329
Beginning balance, shares at Dec. 31, 2022	19,566,839
Net loss					(17,242,182)
Ending balance, value at Sep. 30, 2023	$ 3,299	87,990,247	0	(82,981,905)	5,011,641
Ending balance, shares at Sep. 30, 2023	32,991,036
Beginning balance, value at Mar. 31, 2023	$ 2,094	74,171,869	0	(73,607,967)	1,285,996
Beginning balance, shares at Mar. 31, 2023	20,941,036
Shares issued for services	$ 70	1,070,930			351,000
Shares issued for services, shares	700,000
Warrants issued for services		811,500			811,500
Stock based compensation		113,301			113,301
Net loss				(3,113,031)	(3,113,031)
Ending balance, value at Jun. 30, 2023	$ 2,440	79,208,185	0	(76,720,998)	2,489,627
Ending balance, shares at Jun. 30, 2023	24,396,036
Shares issued for cash	$ 50	499,950			500,000
Shares issued for cash, shares	500,000
Shares issued for services	$ 54	531,746			531,800
Shares issued for services, shares	550,000
Warrants issued for services		514,819			514,819
Stock based compensation		113,301			113,301
Net loss				(6,260,907)	(6,260,907)
Ending balance, value at Sep. 30, 2023	$ 3,299	$ 87,990,247	$ 0	$ (82,981,905)	$ 5,011,641
Ending balance, shares at Sep. 30, 2023	32,991,036